Restatement of previously reported audited financial statements - Schedule of consolidated statements of financial position (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Other assets				$ 150,000
Non-current assets	$ 5,807,070	$ 4,662,149	$ 1,316,263	404,594
Total assets	7,323,463	8,717,846	5,312,777	700,087
Deficit	(25,909,239)	(15,388,949)	(6,073,577)	(2,536,799)
Total shareholders' equity (deficit)	(1,002,891)	6,123,728	3,884,864	(231,396)	$ (1,389,319)
Total liabilities and shareholders' equity (deficit)	$ 7,323,463	$ 8,717,846	5,312,777	700,087
As previously reported [Member]
Statement of financial position [abstract]
Other assets				0
Non-current assets				254,594
Total assets			5,507,011	550,087
Deficit			(6,102,058)	(2,686,799)
Total shareholders' equity (deficit)			3,856,383	(381,396)
Total liabilities and shareholders' equity (deficit)				550,087
Adjustment [Member]
Statement of financial position [abstract]
Other assets				150,000
Non-current assets				150,000
Total assets			(194,234)	150,000
Deficit			28,481	150,000
Total shareholders' equity (deficit)			$ 28,481	150,000
Total liabilities and shareholders' equity (deficit)				$ 150,000